Redeemable Convertible Preferred and Common Stock	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Redeemable Convertible Preferred and Common Stock

Note 8. Redeemable Convertible Preferred and Common Stock

The Company’s common stock and warrants trade on the New York Stock Exchange under the symbol “OUST” and “OUSTWS”, respectively. Pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance the following shares and classes of capital stock, each with a par value of $0.0001 per share: (i) 1,000,000,000 shares of common stock; (ii) 100,000,000 shares of preferred stock. Immediately following the Merger, there were 161,449,205 shares of common stock with a par value of $0.0001, and 15,999,996 warrants outstanding. The holder of each share of common stock is entitled to one vote.

The Company has retroactively adjusted the shares issued and outstanding prior to March 11, 2021 to give effect to the exchange ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted.

Immediately prior to the Merger, OTI’s certificate of incorporation, as amended, authorized it to issue 342,367,887 shares of $0.00001 par value, with 210,956,516 shares designated as common stock and 131,411,372 shares of redeemable convertible preferred stock.

Series Seed Financing and conversion

In April 2016, OTI issued 1,887,253 shares of Series Seed redeemable convertible preferred stock at $1.02 per share for net proceeds of $1.8 million, net of $0.1 million stock issuance costs. In April 2016, OTI issued 44,256 shares to an investor upon conversion of a note having a balance of principal and interest of $45,000. In May 2016, OTI issued 563,725 shares of Series Seed redeemable convertible preferred stock at $1.02 per share for net proceeds of $0.6 million. In July 2016, OTI issued 445,942 shares of Series Seed redeemable convertible preferred stock at $1.02 per share for net proceeds of $0.5 million.

In April 2020, in order to induce the closing of the Series B Financing, the holders exercised the embedded conversion feature and all the outstanding Series Seed redeemable convertible preferred stock shares were converted to 2,941,176 shares of OTI’s common stock.

Series A Financing and conversion

In October 2017, OTI issued 1,324,511 shares of Series A Preferred Stock at $11.3158 per share for net proceeds of $14.8 million, net of $0.2 million of stock issuance costs. In October 2017, OTI issued 1,253,556 shares of Series A Preferred Stock upon conversion of multiple notes having a principal and interest balance of $4.6 million. In December 2017, OTI issued 715,712 shares of Series A Preferred Stock at $11.3158 per share for net proceeds of $8.1 million.

In April 2020, in order to induce the closing of the Series B Financing, the holders exercised the embedded conversion feature and all of the outstanding Series A redeemable convertible preferred stock shares were converted to 3,293,779 shares of OTI’s common stock.

Series B Financing

In April 2020, OTI issued 45,185,071 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $15.1 million, less $0.1 million of stock issuance costs. In May 2020, OTI issued 17,320,031 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $5.8 million, less $0.1 million of stock issuance costs. In July 2020, OTI issued 37,970,846 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $12.5 million, less $0.1 million of stock issuance costs. In August 2020, OTI issued 25,286,587 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $8.4 million, less $0.1 million of stock issuance costs.

On March 11, 2021, upon the closing of the Transaction pursuant to the Merger Agreement (Note 1), all of the outstanding redeemable convertible preferred stock was converted to the Company’s common stock pursuant to the conversion rate effective immediately prior to the Transaction and the remaining amount was reclassified to additional paid-in capital. As of March 31, 2021, the Company does not have any redeemable convertible preferred stock outstanding.

Prior to the Merger, redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.33	131,411,372	88,434,754	$41,791	$39,225

Prior to the Merger, the significant features of OTI’s redeemable convertible preferred stock were as follows:

Dividend provisions

The Series Seed, Series A and Series B preferred stockholders were entitled to receive dividends prior and in preference to any dividends on the common stock, at a rate of $0.0612, $0.6789 and $0.019938 per share, respectively, per annum on a non-cumulative basis, when and if declared by the board of directors, subject to the prior rights of the preferred stockholders. After payment of such dividend, any additional dividends would be distributed among the holders of the preferred stock and common stock pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all shares of preferred stock into common stock).

Liquidation preference

In the event of liquidation, dissolution or winding up of the Company, merger or a reduction of capital through the sale or lease of all or substantial part of the business of the Company, before any distribution or payment were to be made to the holders of common stock, the holders of Series Seed, Series A and Series B redeemable convertible preferred stock were entitled to receive $1.02, $11.3518 and $0.3323 per share (subject to adjustment in the event of any share dividend, share split, combination, or other recapitalization), respectively, plus any declared but unpaid dividends on such shares. If the assets and funds were insufficient for such distribution, they were entitled to receive a pro rata distribution, based on the relative preferred stock ownership and in proportion to the preferential amount each such holder is otherwise entitled. If the assets and funds are in excess of amounts distributed to the preferred stockholders, the remaining assets and funds shall be distributed pro rata to the holders of the common stock. If the holders of the redeemable convertible preferred stock would receive a greater distribution if they converted to common stock, then such conversion would have been assumed prior to distribution.

Conversion rights

The holders of Series Seed, Series A and Series B redeemable convertible preferred stock had a right to convert their stock into nonassessable shares of common stock at a conversion rate equal to their respective liquidation preferences divided by a conversion price of $1.02, $11.3518 and $0.3323, respectively, which was adjusted for any stock splits, stock dividends, combination, subdivisions, recapitalizations or similar transactions. On March 11, 2021, upon the closing of the Transaction pursuant to the Merger Agreement (Note 1), all of the outstanding redeemable convertible preferred stock was converted to the Company’s common stock pursuant to the conversion rate effective immediately prior to the Transaction and the remaining amount was reclassified to additional paid-in capital.

Redemption rights

The redeemable convertible preferred stock were recorded in mezzanine equity because while it was not currently redeemable, it could become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that were considered not solely within the Company’s control for an amount equal to the shares respective liquidation preference plus declared and unpaid dividends.

Voting rights

Each holder of redeemable convertible preferred stock was entitled to the number of votes equal to the number of shares of common stock into which such redeemable convertible preferred stock could then be converted and, with respect to such vote, holders of redeemable convertible preferred stock were entitled to vote together with the holders of common stock as a single class on all matters.